Offerings - Offering: 1	Jul. 23, 2024 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Deferred Compensation Obligations
Maximum Aggregate Offering Price	$ 30,000,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 4,428.00
Offering Note	The Deferred Compensation Obligations to which this Registration Statement relates arise under the Ecolab Mirror Savings Plan, as amended and restated effective as of January 1, 2022 (the "Plan"), to pay up to $30,000,000 of deferred compensation from time to time in the future pursuant to compensation deferral elections made by participants in the Plan in accordance with the terms of the Plan.